Fair Value - Recorded Amount of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	$ 4,549,702	$ 3,502,852
Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	3,498,765	2,504,875
Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	33,121	42,975
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	451,000	442,750
Equities and Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	566,816	512,252
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	4,550,000	3,503,000
Total liabilities at fair value
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	567,000	512,000
Total liabilities at fair value
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	3,532,000	2,548,000
Total liabilities at fair value
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	451,000	443,000
Total liabilities at fair value
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	3,499,000	2,505,000
Fair Value, Measurements, Recurring [Member] | Government-Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	3,499,000	2,505,000
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	33,000	43,000
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	33,000	43,000
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	451,000	443,000
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	451,000	443,000
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	567,000	512,000
Fair Value, Measurements, Recurring [Member] | Equities and Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets and Liabilities Recorded at Fair Value on a Recurring Basis	$ 567,000	$ 512,000